CONSOLIDATED STATEMENTS OF PROFIT (LOSS) AND COMPREHENSIVE PROFIT (LOSS) - CAD ($) $ in Thousands	4 Months Ended	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
REVENUE
Oil and gas revenue		$ 844,644	$ 439,843	$ 263,514
Royalties		(104,508)	(38,577)	(17,185)
Oil and natural gas revenue, net of royalties		740,136	401,266	246,329
RISK MANAGEMENT CONTRACTS
Realized (loss) gain on risk management contracts		(105,977)	(95,407)	66,121
Unrealized gain (loss) on risk management contracts		38,112	(16,649)	(18,353)
Total gain (loss) on risk management contracts		(67,865)	(112,056)	47,768
OTHER INCOME		2,939	1,202	5,050
Total Revenue		675,210	290,412	299,147
EXPENSES
Operating		106,592	82,721	77,477
Transportation		69,683	62,044	57,393
General and administrative		22,268	21,565	21,838
Optimization fees		0	19,708	670
Transaction costs		19,080	0	0
Share-based compensation		10,044	14,039	7,155
Depletion and depreciation		147,168	127,333	135,184
Finance		25,497	21,264	37,344
Loss (gain) on foreign exchange		7,229	(350)	817
Loss (gain) on warrant revaluation		10,611	96	(3,981)
Loss (gain) on debt		218	0	(88,160)
Loss on asset disposition		0	13,813	0
Total expenses		418,390	362,233	245,737
Profit (loss) before tax		256,820	(71,821)	53,410
Deferred income tax expense		31,720	0	0
Profit (loss)		$ 225,100	$ (71,821)	$ 53,410
Net profit (loss) per common share
Basic		$ 0.51	$ (0.24)	$ 0.09
Diluted		$ 0.21	$ (0.24)	$ 0.05
Hammerhead Energy Inc. [Member]
REVENUE
Oil and natural gas revenue, net of royalties	$ 0
EXPENSES
Total expenses	0
Profit (loss)	$ 0
Net profit (loss) per common share
Basic	$ 0
Diluted	$ 0